Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net revenue	$ 168,666	$ 286,146	$ 1,782,824	$ 2,024,969
Net revenue - related party	164,758		597,990
Total net revenue	333,424	286,146	2,380,814	2,024,969
Cost of revenue	54,102	129,421	690,193	947,759
Gross profit	279,322	156,725	1,690,621	1,077,210
Operating expenses:
Selling expenses	10,195		6,006	105,886
General and administrative expenses	422,040	371,398	1,543,981	1,478,266
Total operating expenses	432,235	371,398	1,549,987	1,584,152
Income (Loss) from operations	(152,913)	(214,673)	140,634	(506,942)
Other income (expense):
Interest expense	(5,501)	(14,726)	(93,531)	(99,110)
Interest income	127	64	565	1,882
Equity in loss of unconsolidated investees	(47,423)		(223,771)
Gain on extinguishment of accrued officer compensation and accrued interest			563,804
Other income (expense), net	503	51,447	51,209	(2,122)
Total other income (loss), net	(52,294)	36,785	298,276	(99,350)
Income (Loss) before income tax provision	(205,207)	(177,888)	438,910	(606,292)
Income tax provision			(4,620)
Net income (loss)	(205,207)	(177,888)	434,290	(606,292)
Comprehensive income (loss) statement:
Net income (loss)	(205,207)	(177,888)	434,290	(606,292)
Unrealized gain on investment				3,060
Foreign currency translation loss	(1,582)	(5,409)	(2,378)	(190)
Total comprehensive income (loss)	$ (206,789)	$ (183,297)	$ 431,912	$ (603,422)
Net Income Per Common Share:
Basic	$ (0.01)	$ (0.01)	$ 0.03	$ (0.04)
Diluted	$ (0.01)	$ (0.01)	$ 0.03	$ (0.04)
Weighted Average Common Shares Outstanding:
Basic	17,595,062	15,927,562	15,997,528	15,927,562
Diluted	17,595,062	15,927,562	16,508,533	15,927,562